Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 8,101	$ 10,242	$ 14,164
Additions based on tax positions related to prior years	62	69	134
Settlements	(4,360)	(2,210)	(4,056)
Ending balance	$ 3,803	$ 8,101	$ 10,242